PUBLIC OFFERING (Details Narrative) - USD ($)			12 Months Ended
	Mar. 05, 2021	Mar. 04, 2021	Dec. 31, 2023	Dec. 31, 2021
Warrants exercise price per share			$ 0.80
Stock issued during period value new issues			$ 16,012,750
DHC Acquisition Corp [Member]
Stock issued during period shares new issues		300,000,000
Payment to acquire restricted investments			9,450,720
Assets held in the trust account			$ 309,450,720
IPO [Member] | DHC Acquisition Corp [Member]
Proceeds from sale of private placement warrants				$ 10,211,874
Over-Allotment Option [Member] | DHC Acquisition Corp [Member]
Stock issued during period shares new issues			4,500,000
Over-Allotment Option [Member] | DHC Acquisition Corp [Member] | Partial Exercise Of Over Allotment Option [Member] | Underwriters [Member]
Stock issued during period shares new issues	945,072
Stock issued during period value new issues	$ 9,450,720
Class of warrant or rights issued during period	126,010
Class of warrant or rights issued during period, price per warrant or right	$ 1.50		$ 1.50
Proceeds from sale of private placement warrants	$ 189,015
Common Class A [Member] | DHC Acquisition Corp [Member] | Public Warrants [Member]
Common stock, conversion basis		Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 10)
Common Class A [Member] | IPO [Member] | DHC Acquisition Corp [Member]
Stock issued during period shares new issues		30,000,000
Shares issue price		$ 10.00
Warrants exercise price per share		$ 11.50
Common Class A [Member] | Over-Allotment Option [Member] | DHC Acquisition Corp [Member]
Stock issued during period shares new issues		30,000,000
Shares issue price		$ 10.00